Segment Information Underwriting Margins and Combined Ratios for our Underwriting Operations (Details) (Underwriting Operations)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Underwriting Margin	7.70%	6.50%	4.40%
Combined Ratio	92.30%	93.50%	95.60%
Personal Lines
Segment Reporting Information [Line Items]
Underwriting Margin	6.70%	6.60%	4.40%
Combined Ratio	93.30%	93.40%	95.60%
Personal Lines | Agency Channel
Segment Reporting Information [Line Items]
Underwriting Margin	7.50%	6.30%	4.20%
Combined Ratio	92.50%	93.70%	95.80%
Personal Lines | Direct Channel
Segment Reporting Information [Line Items]
Underwriting Margin	5.70%	7.00%	4.60%
Combined Ratio	94.30%	93.00%	95.40%
Commercial Lines
Segment Reporting Information [Line Items]
Underwriting Margin	17.20%	6.50%	5.20%
Combined Ratio	82.80%	93.50%	94.80%